Basis of preparation and accounting policies (Policies)	6 Months Ended
Sep. 30, 2018
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IFRS 15 'Revenue from contracts with customers'

IFRS 15 ‘Revenue from contracts with customers’

Background

IFRS 15 sets out the requirements for recognising revenue and costs from contracts with customers and includes extensive disclosure requirements. The standard requires entities to apportion revenue earned from contracts to individual performance obligations, on a relative stand-alone selling price basis, based on a five-step model.

As disclosed in our Annual Report 2018 we have adopted the standard on a modified retrospective basis and have recognised the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at 1 April 2018. Under this transition method:

– the standard has been applied only to contracts in progress but not completed at the date of initial application;

– for contracts that were modified before 1 April 2018, we have reflected the aggregate effect of all of the modifications that occur before this date at 1 April 2018;

– we have not restated prior year comparatives for the effect of IFRS 15 but have instead restated our 1 April 2018 opening retained earnings for the full cumulative impact of adopting this standard; and

– for the year ended 31 March 2019 we will provide a reconciliation of our primary financial statements under IFRS 15 to those in accordance with IAS 18 in our Annual Report & Form 20-F 2019.

Financial impact

In our Annual Report 2018 we estimated that the likely impact on transition at 1 April 2018 would produce a cumulative increase in retained earnings of between £1.1bn and £1.5bn before tax. The actual increase of £1.3bn before tax (£1.1bn after tax) has primarily been recorded as a contract asset and will lead to an additional one-off cash tax payment of £0.2bn equally split between 2018/19 and 2019/20. The cumulative increase in retained earnings is mainly due to the acceleration of handset revenues and, to a lesser extent, deferral of costs (notably third party contract acquisition costs primarily associated with post pay mobile contracts).

The financial impact of each business area is as follows:

– Under our previous accounting policy, mobile handset revenue was recognised based on the amount the customer pays for the handset when it is delivered to the customer. Generally mobile handsets are either provided free or for a small upfront charge. Under IFRS 15, additional revenue is allocated to the mobile handset at the start of the contract. This is calculated with reference to its relative standalone value within the contract, regardless of the contract pricing. For each mobile handset contract the revenue recognition profile changed with greater day one recognition of revenue for the handset and a corresponding reduction in ongoing mobile service revenue over the contract period. The difference between the mobile handset revenue recognised and the amounts charged to the customer has been recognised as a contract asset. Over time, we expect the contract asset generated to remain at similar levels as old contracts expire and new ones are signed. However, we will see short-term volatility, for example around key handset launches. This primarily impacted Consumer, and to a lesser extent this also impacted mobile handset revenues in Business and Public Sector in respect of the legacy EE business division. We saw a similar trend in respect of subsidised equipment although this had a less significant impact due to the lower relative standalone value for this equipment.

– Previously, sales commissions and other third party acquisition costs resulting directly from securing contracts with customers were expensed when incurred. Under IFRS 15 sales commissions and other third party contract acquisition costs are recognised as an asset, and amortised over the period in which the corresponding benefit is received, resulting in earlier profit recognition. The impact is greatest in Consumer in respect of third-party acquisition costs.

– The above two impacts are partly offset by amended accounting for connections revenue. Previously, the group recognised connections revenue upon performance of the connection activity. Under IFRS 15 connections revenue is deferred and recognised on a straight-line basis over the associated line/circuit contractual period. This means that revenue and profits are recognised later. On transition this led to the recognition of a contract liability as revenue and profits are deferred to future periods. Wholesale and Ventures and Openreach deliver the majority of this service and therefore experienced the majority of the impact. Over time, this liability is expected to remain at similar levels as old contracts expire and new ones are signed.

– The IFRS 15 impact on other areas was not material. This included certain contract fulfilment costs which are recognised as an asset and amortised over the period in which benefit is received and certain expenses are recognised as a deduction from revenue.

Pro forma

Pro forma

We have prepared and published unaudited pro forma results for the years ended 31 March 2018 and 31 March 2017 under IFRS 15. While BT believes the pro forma information contained in this document to be reliable, BT does not warrant the accuracy, completeness or validity of the information, figures or calculations and shall not be liable in any way for loss or damage arising out of the use of the information, or any errors or omissions in its content.

IFRS 9 'Financial Instruments'

IFRS 9 ‘Financial Instruments’

IFRS 9 is applicable to financial assets and financial liabilities and covers the classification, measurement, impairment and de-recognition of financial assets and liabilities together with a new hedge accounting model. The standard does not have a material impact on our results, with the key issues being the provision of expected lifetime losses on IFRS 15 contract assets, documentation of policies, hedging strategy and new hedge documentation.

There are no other new or amended standards or interpretations adopted during the year that have a significant impact on the group.

New and amended accounting standards that have been issued but are not yet effective

IFRS 16 'Leases'

IFRS 16 ‘Leases’

We will report our financial statements under IFRS 16 from the first quarter of 2019/20. We expect to adopt IFRS 16 on a modified retrospective basis in our 2019/20 financial statements. Accordingly we will not restate prior year comparatives for the effect of IFRS 16 but will instead restate our 1 April 2019 opening reserves for the full cumulative impact of adopting this standard.

The standard requires lessees to recognise assets and liabilities for all leases unless the lease term is 12 months or less, or the underlying asset is of low value. We are still in the process of quantifying the implications of this standard. However, we expect the following indicative impacts:

– there is expected to be an increase in total assets, as leased assets which are currently accounted for off balance sheet (i.e. classified as operating leases under IAS 17) will be recognised on balance sheet and valued in accordance with the principles of IFRS 16. The biggest asset category impacted for the group is expected to be land and buildings

– there is expected to be an increase in debt, as liabilities relating to existing operating leases are recognised

– operating lease expenditure will be reclassified and split between depreciation and finance costs. Therefore EBITDA will increase. Future depreciation and finance costs are also expected to increase as a result of increased assets and liabilities

– there is an expected temporary reduction in profit after tax. This is expected to be driven by an increase in finance costs as a result of the new leases. These finance costs will have an accelerated profile which will reduce over the lease term

– there may be a corresponding effect on tax balances in relation to all of the above impacts.

This standard will require us to make key accounting judgements in particular around the likelihood of lease renewals. Details of our existing operating lease commitments at 31 March 2018 are set out in note 30 of our Annual Report 2018.